Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 46,634	$ 40,638
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	85,330	80,034	$ 75,974
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(429)	17	21
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ (38,267)	$ (39,413)	$ (39,276)